Convertible debenture (Narrative) (Details) - CAD ($)										1 Months Ended			12 Months Ended
	Jan. 13, 2022	Jul. 15, 2021	Jul. 12, 2021	Jun. 08, 2021	Jul. 13, 2020	Jun. 11, 2020	Apr. 09, 2020	Jan. 13, 2020	Jun. 12, 2019	Aug. 21, 2021	Jun. 15, 2021	Jun. 15, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Jan. 13, 2017
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued												$ 322,534
Amount of debt coverted		$ 166,284		$ 17,645			$ 36,268							$ 161,267
Warrants granted price per share										$ 1.50	$ 1.50
Interest accrued			$ 1,567	$ 17,883			$ 36,268
January 2017 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued													$ 0	0		$ 118,700	$ 125,000
Maturity term of debentures					3 years			3 years
Borrowings, interest rate																	8.00%
Amount of debt coverted					$ 75,000	$ 50,000							0	125,000
Convertible debt, conversion price per unit					$ 1.00	$ 1.00											$ 1.00
Warrants granted price per share								$ 1.50
Number of shares issued upon conversion of convertible debentures					75,000	50,000
Discount rate of debentures					13.50%
Equity portion of debentures					$ 16,595
Accretion expense													0	6,300
Interest expense on debentures													0	9,371
Interest accrued													15,340	15,340
January 2017 Convertible Debt [Member] | Subsequent Event [Member]
Disclosure of detailed information about borrowings [line items]
Warrants granted price per share	$ 1.50
December 2018 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 166,284						$ 156,250				0	171,146		$ 160,487
Maturity term of debentures			3 years
Amount of debt coverted												$ 322,534	166,284	0	$ 322,534
Convertible debt, conversion price per unit			$ 1.45												$ 1.25
Warrants granted price per share										$ 1.50
Number of shares issued upon conversion of convertible debentures			1,080	11,922			51,811		125,000
Discount rate of debentures			13.50%
Equity portion of debentures					$ 42,818
Accretion expense													9,999	10,659
Interest expense on debentures													6,493	16,034
Interest accrued			$ 1,567	$ 17,883			$ 36,268						$ 0	$ 12,719
Deemed price per share									$ 1.25
Number Of units issued upon conversion of debt			133,027
Fair value per unit			$ 1.25				$ 0.70